Equity (Details 1) - Stock options [Member] - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Option Indexed to Issuers Equity [Line Items]
Outstanding, Beginning Balance		1,237,867	720,000
Granted			580,867
Forfeited		(221,000)	(56,000)
Expired
Exercised			(7,000)
Outstanding, Ending Balance		1,016,867	1,237,867
Weighted average exercise price, Beginning Balance		$ 2.17	$ 2.36
Weighted average exercise price, Granted			1.88
Weighted average exercise price, Exercised
Weighted average exercise price, Ending Balance		$ 2.26	$ 2.17
Aggregate intrinsic value, Beginning Balance	[1]
Aggregate intrinsic value, Ending Balance	[1]

[1]	The intrinsic value of the stock options at December 31, 2017 is the amount by which the market value of the Company's common stock of $1.75 as of December 31, 2017 exceeds the exercise price of the options.